STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		24 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0
Operating Expenses	7,690	15,093	25,383
Net Loss	$ (7,690)	$ (15,093)	$ (25,383)
Net income (loss) per share: Basic and diluted	$ 0.00	$ 0.00
Weighted average shares outstanding: Basic and diluted	10,000,000	10,000,000